Debt Other Financing (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 Accounts Receivable Factoring [Member] USD ($)	Dec. 31, 2013 Accounts Receivable Factoring [Member] USD ($)	Dec. 31, 2014 Interest Expense [Member] USD ($)	Dec. 31, 2014 Other Current Assets [Member] USD ($)
Schedule of Debt [Line Items]
Maximum Funding From Factoring Program				€ 350
Other Short-term Borrowings					0	1
Receivables Factored Qualifying As Sales								73
Expenses Incurred in Conjunction with Off Balance Sheet Factoring Transaction							2
Other Debt and Capital Lease Obligations	53	47
Interest Paid	$ 119	$ 118	$ 119